Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

7. Intangible Assets

Intangible assets as of June 30, 2024 and December 31, 2023 are summarized as follows:

		Accumulated
As of June 30, 2024	Cost	Depreciation	Net

Patent - Denmark	$34,964	$4,802	$30,162

		Accumulated
As of December 31, 2023	Cost	Depreciation	Net

Patent - Denmark	$35,967	$3,064	$32,903

7. Intangible Assets
	Cost	Accumulated Depreciation	Net

Patent - Denmark	$35,967	$3,064	$32,903